INCOME TAXES - Net Deferred Tax Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Deferred tax assets
Safe harbor lease receivables	$ 35,945		$ 38,218
Net operating loss carryforwards	152,936		131,935
Alternative minimum tax credit carryforwards	3,834		3,834
Deferred Tax Assets, Deferred Income	16,933		16,933
Colowyo Coal- coal contract intangible liability	2,341		3,547
Other	35,332		46,856
Deferred tax assets, total	247,321		241,323
Deferred tax liabilities
Basis differences- property, plant and equipment	160,494		152,497
Capital credits from other associations	38,663		36,790
Deferred debt prepayment transaction costs	66,020		69,266
Other	10,773
Deferred tax liabilities, total	275,950		258,553
Net deferred tax liability	(28,629)		(17,230)
Deferred tax treatment of regulatory assets
Regulatory assets	415,081	$ 409,961	426,043
Deferred income tax expense
Deferred tax treatment of regulatory assets
Increase in net deferred tax liability not recognized as expense	11,400
Regulatory assets	$ 28,629	$ 28,629	$ 17,230